UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:       March 31, 2017

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Quality Income Fund (Series E)

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Quality Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Asset-Backed Securities - 15.5%
Agency - 1.1%
8,093	FNMA REMICS, Series 2001-W2, Class AS5 [14]	6.47	10/25/31	8,123
98,466	Small Business Administration, Series 2000-20D, Class 1	7.47	4/1/20	102,176
373,031	Small Business Administration, Series 2006-20D, Class 1	5.64	4/1/26	399,761
298,288	Small Business Administration, Series 2007-20J, Class 1	5.57	10/1/27	320,068

				830,128

Non-Agency - 14.4%
1,249	Ace Securities Corp. Home Equity Loan Trust, Series 2004-SD1, Class A1 [1]	1.71	11/25/33	1,249
15,858	Bayview Financial Mortgage Pass-Through Trust, Series 2006-B, Class 1A5 [14]	6.04	4/28/36	15,847
625,000	Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	3.50	6/28/57	644,152
453,608	Bear Stearns Asset Backed Securities I Trust, Series 2005-AQ2, Class A3 [1]	1.58	9/25/35	453,314
226,750	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A2 [1]	1.69	3/25/35	226,204
14,602	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3 [1]	1.62	3/25/35	14,563
102,684	Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	5.01	8/25/32	103,515
310,000	Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	5.43	1/25/34	312,912
60,659	Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	5.17	9/25/34	61,908
54,585	CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	4.56	10/20/32	55,646
62,163	Citifinancial Mortgage Securities, Inc., Series 2004-1, Class AF3 [14]	4.27	4/25/34	62,178
103,958	Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1 [1]	2.91	5/15/33	103,839
17,400	Conseco Financial Corp., Series 1997-3, Class A6	7.32	3/15/28	17,729
4,864	Conseco Financial Corp., Series 1997-7, Class A7 [1]	6.96	7/15/28	4,875
20,212	Conseco Financial Corp., Series 1998-1, Class A6 [1]	6.33	11/1/29	20,257
280,109	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	5.12	2/25/35	283,372
257,774	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE1, Class M3 [1]	1.87	2/25/32	255,246
337,724	First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	7.63	4/20/29	341,589
254,376	GSAMP Trust, Series 2004-FM1, Class M1 [1]	2.19	11/25/33	251,138
250,000	Hertz Vehicle Financing, LLC, Series 2016-3A, Class A [4]	2.27	7/25/20	247,932
101,048	HSBC Home Equity Loan Trust USA, Series 2007-2, Class A4 [1]	1.31	7/20/36	100,970
8,542	Irwin Home Equity Loan Trust, Series 2002-1, Class 2M1 [1]	2.57	2/25/29	8,501
93,866	Irwin Whole Loan Home Equity Trust, Series 2003-B, Class M [1]	3.22	11/25/32	94,259
590,761	Irwin Whole Loan Home Equity Trust, Series 2003-D, Class M1 [1]	2.31	11/25/28	587,893
949,324	Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1 [1]	2.07	6/25/34	943,905
13,502	New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	5.14	11/25/33	13,792
126,461	NovaStar Mortgage Funding Trust, Series 2003-2, Class A1 [1]	1.83	9/25/33	126,427
49,599	NovaStar Mortgage Funding Trust, Series 2004-2, Class M2 [1]	2.24	9/25/34	49,593
1,000,000	OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A3 [4]	2.82	6/10/21	1,005,064
207,758	Park Place Securities, Inc., Series 2005-WHQ3, Class M2 [1]	1.89	6/25/35	207,707
86,601	RAAC Trust, Series 2006-RP2, Class A 1, [4]	1.47	2/25/37	86,166
1,368	Residential Asset Mortgage Products Trust, Series 2004-RS12, Class AI6	4.55	12/25/34	1,373
129,938	Residential Funding Mortgage Securities, Series 2006-HI1, Class M2 [14]	6.06	2/25/36	135,901
1,000,000	Santander Drive Auto Receivables, Series Trust 2014-4, Class D	3.10	11/16/20	1,014,944
1,000,000	Santander Drive Auto Receivables, Series Trust 2015-1, Class C	2.57	4/15/21	1,005,762
700,000	Santander Drive Auto Receivables, Series Trust 2016-2, Class B	2.08	2/16/21	701,391
750,000	Verizon Owner Trust, Series 2017-1A, Class A [4]	2.06	9/20/21	752,713
750,000	World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A4	2.32	8/15/22	754,518

				11,068,344

Total Asset-Backed Securities (cost: $11,823,951)				11,898,472

See accompanying notes to schedule of investments.
JUNE 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Collateralized Mortgage Obligations - 27.2%
Agency - 18.9%
2,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A4	5.05	1/25/19	2,076,526
63,322	FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A1	3.34	12/25/19	63,665
100,000	FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2	4.22	3/25/20	105,841
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2 [1]	3.97	1/25/21	1,063,781
227,009	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A1	2.79	10/25/20	230,096
243,442	FHLMC Multifamily Structured Pass Through Certificates, Series K016, Class A1	2.06	10/25/20	244,307
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2	1.87	11/25/19	1,002,285
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K713, Class A2	2.31	3/25/20	1,010,891
500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K715, Class A2	2.86	1/25/21	513,975
2,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2	3.13	6/25/21	2,077,348
215,019	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A1	2.97	1/25/21	218,526
76,632	FHLMC REMICS, Series 2528, Class KM	5.50	11/15/22	81,511
220,161	FHLMC REMICS, Series 3104, Class BY	5.50	1/15/26	240,501
514,623	FHLMC REMICS, Series 3614, Class QA	4.00	5/15/24	523,760
335,887	FHLMC REMICS, Series 3737, Class NA	3.50	6/15/25	345,929
416,436	FHLMC REMICS, Series 3795, Class CA	4.50	5/15/39	421,662
606,658	FHLMC REMICS, Series 3806, Class JA	3.50	2/15/26	628,934
421,780	FHLMC REMICS, Series 3817, Class GA	3.50	6/15/24	425,788
400,558	FNMA ACES, Series 2009-M1, Class A2	4.29	7/25/19	414,276
98,162	FNMA REMICS, Series 2003-52, Class NA	4.00	6/25/23	101,455
113,135	FNMA REMICS, Series 2005-19, Class PA	5.50	7/25/34	118,174
26,251	FNMA REMICS, Series 2005-68, Class PC	5.50	7/25/35	27,332
95,219	FNMA REMICS, Series 2008-65, Class CD	4.50	8/25/23	98,473
419,764	FNMA REMICS, Series 2009-13, Class NX	4.50	3/25/24	430,815
91,658	FNMA REMICS, Series 2009-71, Class MB	4.50	9/25/24	96,520
51,072	FNMA REMICS, Series 2009-88, Class DA	4.50	10/25/20	51,917
23,128	FNMA REMICS, Series 2010-28, Class DA	5.00	9/25/28	23,366
56,266	FNMA REMICS, Series 2011-16, Class GE	2.75	3/25/26	56,479
92,322	FNMA REMICS, Series 2011-42, Class BJ	3.00	8/25/25	92,660
52,537	FNMA REMICS, Series 2011-46, Class A	3.00	5/25/24	53,006
56,541	FNMA REMICS, Series 2012-19, Class GH	3.00	11/25/30	57,769
372,087	FNMA REMICS, Series 2013-74, Class AD	2.00	7/25/23	371,187
1,000,000	FREMF Multifamily Aggregation Risk Transfer Trust, Series 2017-KT01, Class A [1]	1.35	2/25/20	1,002,630
74,364	GNMA, Series 2011-29, Class JA	4.50	4/20/40	75,535
143,384	Vendee Mortgage Trust, Series 1993-1, Class ZB	7.25	2/15/23	158,204

				14,505,124

Non-Agency - 8.3%
396,586	Bear Stearns Trust, Series 2004-10, Class 1A1 [1]	1.90	9/25/34	396,096
1,134,540	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1 [1]	3.50	12/25/33	1,150,807
465,702	COLT Mortgage Loan Trust, Series 2017-1, Class A1 1, [4]	2.61	5/27/47	468,106
382,617	COMM Mortgage Trust, Series 2014-CR21, Class A1	1.49	12/10/47	381,488
16,460	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A1	4.75	10/25/18	16,469
60,991	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A3	4.75	10/25/18	60,913
65,960	GSR Mortgage Loan Trust, Series 2005-5F, Class 8A1 [1]	1.72	6/25/35	63,098
387,801	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1 [1]	3.19	11/21/34	397,542
83,989	MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	6.25	6/25/33	87,441
146,479	MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	5.50	7/25/33	153,143
183,670	MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	5.50	12/25/33	190,624
64,000	MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	5.35	11/25/35	66,720
978,002	New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	4.00	4/25/57	1,015,780

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
116,633	Prime Mortgage Trust, Series 2004-CL1, Class 1A1	6.00	2/25/34	122,109
4,568	RAAC Trust, Series 2004-SP3, Class AI5 [1]	4.89	12/25/32	4,625
68,009	Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	3.47	1/25/42	68,524
780,724	Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	4.26	4/25/42	813,520
500,000	Sequoia Mortgage Trust, Series 2017-4, Class A4 1, [4]	3.50	7/25/47	513,750
85,094	Structured Asset Securities, Corp. Mortgage Loan Trust, Series 2005-GEL3, Class M3 [1]	2.42	6/25/35	84,794
210,320	Structured Asset Securities, Corp. Mortgage Pass-Through Certificates, Series 2003-22A, Class 3A [1]	3.49	6/25/33	213,297
81,392	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A [1]	1.90	2/27/34	80,257
34,844	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	5.50	8/25/19	35,189

				6,384,292

Total Collateralized Mortgage Obligations (cost: $20,866,327)				20,889,416

Corporate Bonds - 13.6%
356,840	Aircraft Certificate Owner Trust 2003 [4]	7.00	9/20/22	382,710
132,455	America West Airlines 1999-1 Pass Through Trust	7.93	1/2/19	139,077
600,000	American Financial Group, Inc.	9.88	6/15/19	685,576
350,000	Ameriprise Financial, Inc.	5.30	3/15/20	378,462
625,000	Anheuser-Busch InBev Finance, Inc.	2.65	2/1/21	633,380
700,000	Aon Corp.	5.00	9/30/20	753,787
250,000	Burlington Northern Santa Fe, LLC	8.13	4/15/20	288,380
400,000	Citibank NA	2.10	6/12/20	400,129
200,000	Citizens Bank NA	2.20	5/26/20	199,657
500,000	Coca-Cola European Partners US, LLC	3.50	9/15/20	519,383
566,261	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.05	11/1/20	625,718
100,904	Continental Airlines 2000-2 Class A-1 Pass Through Trust	7.71	4/2/21	108,976
389,198	Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust [4]	5.13	11/30/22	403,924
200,000	eBay, Inc.	2.15	6/5/20	200,005
425,000	National Bank of Canada	2.15	6/12/20	424,118
500,000	Nationwide Mutual Insurance Co. (Subordinated) 1, [4]	3.54	12/15/24	499,500
800,000	Prudential Financial, Inc. [1]	5.13	8/10/18	816,000
575,000	Santander Holdings USA, Inc.	2.70	5/24/19	579,245
321,429	Southern California Edison Co.	1.85	2/1/22	317,383
375,000	TJX Cos, Inc.	2.75	6/15/21	382,399
500,000	United Parcel Service of America, Inc.	8.38	4/1/20	583,754
536,293	Virgin Australia 2013-1A Trust [4]	5.00	10/23/23	559,085
575,000	William Wrigley Jr. Co. [4]	3.38	10/21/20	593,528

Total Corporate Bonds (cost: $10,465,541)				10,474,176

Mortgage Pass-Through Securities - 11.2%
Federal Home Loan Mortgage Corporation - 2.2%
231,405	Freddie Mac	3.00	9/1/27	237,820
53,085	Freddie Mac	3.50	7/1/26	55,547
350,654	Freddie Mac	4.00	7/1/26	371,172
345,249	Freddie Mac	4.00	1/1/27	364,866
17,756	Freddie Mac	4.50	5/1/19	18,151
40,544	Freddie Mac	4.50	6/1/19	41,629
26,575	Freddie Mac	4.50	6/1/19	27,166
120,140	Freddie Mac	4.50	12/1/21	123,739
44,563	Freddie Mac	4.50	7/1/26	45,738

See accompanying notes to schedule of investments.
JUNE 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
11,049	Freddie Mac	5.00	3/1/18	11,330
40,076	Freddie Mac	5.00	7/1/19	41,331
23,413	Freddie Mac	5.00	10/1/25	25,415
13,777	Freddie Mac	5.50	10/1/19	14,037
106,604	Freddie Mac	5.50	5/1/20	109,678
28,194	Freddie Mac	5.50	7/1/20	28,945
26,550	Freddie Mac	5.50	12/1/20	27,099
76,092	Freddie Mac	5.50	3/1/21	79,016
43,631	Freddie Mac	5.50	3/1/21	45,681
33,645	Freddie Mac	6.00	9/1/23	37,806

				1,706,166

Federal National Mortgage Association - 8.5%
792,072	Fannie Mae	2.50	6/1/23	801,361
271,679	Fannie Mae	2.75	11/1/17	271,421
367,005	Fannie Mae	3.00	8/1/28	377,733
1,000,000	Fannie Mae	3.15	9/1/18	1,015,004
479,374	Fannie Mae	3.18	12/1/17	479,396
53,441	Fannie Mae	3.50	10/1/21	55,638
989,787	Fannie Mae	3.50	1/1/26	1,030,484
35,947	Fannie Mae	4.00	9/1/24	37,496
30,043	Fannie Mae	4.00	10/1/31	31,925
788,640	Fannie Mae	4.44	6/1/21	836,524
219,800	Fannie Mae	4.50	4/1/25	231,928
451,103	Fannie Mae	4.73	2/1/20	475,041
36,188	Fannie Mae	5.00	8/1/19	37,138
88,264	Fannie Mae	5.00	9/1/20	91,536
443,414	Fannie Mae	5.36	1/1/19	458,821
777	Fannie Mae	5.50	9/1/17	777
25,906	Fannie Mae	5.50	4/1/19	26,318
32,023	Fannie Mae	5.50	1/1/21	33,112
27,489	Fannie Mae	5.50	10/1/21	28,311
203,965	Fannie Mae	6.00	2/1/21	214,169
8,835	Fannie Mae	6.50	2/1/19	9,772

				6,543,905

Government National Mortgage Association - 0.5%
73,347	Ginnie Mae [1]	2.13	4/20/33	76,146
16,217	Ginnie Mae [1]	3.50	4/20/42	16,792
93,479	Ginnie Mae	5.00	12/20/23	98,073
67,576	Ginnie Mae	5.00	9/15/24	70,566
88,166	Ginnie Mae	5.00	6/20/26	94,924

				356,501

Total Mortgage Pass-Through Securities (cost: $8,576,744)				8,606,572

Taxable Municipal Bonds - 12.5%
240,000	Arizona State University	5.88	7/1/36	240,730
825,000	Atlanta Downtown Development Authority [17]	6.88	2/1/21	926,162
250,000	Banning Redevelopment Agency Successor Agency	1.90	9/1/20	247,398
675,000	Colorado Housing & Finance Authority	4.00	11/1/31	696,681
290,000	Fuller Road Management Corp.	5.40	9/1/17	291,105
740,000	Iowa Finance Authority [17]	1.77	1/1/18	740,289
500,000	Iowa Student Loan Liquidity Corp.	2.38	12/1/20	502,160

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Quality Income Fund (Continued)

Principal Amount($)/ Contracts	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
250,000	Kentucky Housing Corp.	2.12	7/1/19	251,340
750,000	Massachusetts Educational Financing Authority	4.00	1/1/32	773,468
200,000	Multistate Liquidating Trust No. 1 4, [17]	1.39	12/15/18	199,229
250,000	NDSU Research & Technology Park, Inc.	1.85	5/1/20	245,635
680,000	New Hampshire Housing Finance Authority	4.22	7/1/29	698,197
345,000	New Hampshire Housing Finance Authority	4.00	7/1/35	353,973
665,000	New Hampshire Housing Finance Authority	4.00	1/1/37	683,460
750,000	New Hampshire Housing Finance Authority	3.22	1/1/40	746,760
140,000	Omaha Airport Authority	2.11	12/15/20	140,455
305,000	Osceola Co. Industrial Development Authority	2.25	8/1/17	305,122
105,000	Rhode Island Housing & Mortgage Finance Corp.	4.00	10/1/39	107,657
380,000	South Carolina Jobs-Economic Development Authority	2.04	8/15/18	378,522
410,000	South Dakota Housing Development Authority	3.50	11/1/41	415,150
200,000	Tennessee Housing Development Agency	3.50	7/1/31	203,476
405,000	Texas Department of Housing & Community Affairs [17]	4.80	7/1/19	411,456

Total Taxable Municipal Bonds (cost: $9,560,676)				9,558,425

U.S. Treasury / Federal Agency Securities - 16.6%

Federal Agency Issues - 0.3%
250,000	Federal Agricultural Mortgage Corp. [1]	1.59	3/9/23	253,272

U.S. Treasury - 16.3%
3,000,000	U.S. Treasury Floating Rate Note [1]	1.12	7/31/17	3,000,249
8,000,000	U.S. Treasury Floating Rate Note [1]	1.32	1/31/18	8,013,712
500,000	U.S. Treasury Note	0.75	10/31/17	499,430
1,000,000	U.S. Treasury Note	1.25	10/31/18	998,828

				12,512,219

Total U.S. Treasury / Federal Agency Securities (cost: $12,770,879)				12,765,491

Put Options Purchased [10] -0.0%
12	U.S. Treasury 2 Year Future Put Options: $ 107.88 strike August 2017 expiration			750
17	U.S. Treasury 2 Year Future Put Options: $ 108.00 strike August 2017 expiration			2,125
18	U.S. Treasury 5 Year Future Put Options: $ 118.00 strike August 2017 expiration			6,891

Total Put Options Purchased (cost: $6,664)				9,766

Short-Term Securities - 2.2%
1,670,743	Fidelity Instl. Money Mkt. Govt. Fund, 0.81%			1,670,743

(cost: $1,670,743)

Total Investments in Securities - 98.8% (cost: $75,741,525)				75,873,061

Other Assets and Liabilities, net - 1.2%				892,526

Total Net Assets - 100.0%				$76,765,587

See accompanying notes to schedule of investments.
JUNE 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Quality Income Fund (Continued)

[1]	Variable rate security. Rate disclosed is as of June 30, 2017.

[4]	144A Restricted Security. The total value of such securities as of June 30, 2017 was $7,371,639 and represented 9.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[10]	The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2017.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of June 30, 2017.

[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2017 were as follows:

Contracts	Type	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Short Futures:
148	U.S. Treasury 2 Year Futures (10)	September 2017	$31,984,188	$51,085
54	U.S. Treasury 5 Year Futures (10)	September 2017	6,363,141	18,129

				$69,214

(10) The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivatives transactions as of June 30, 2017.

A summary of the levels for the Fund’s investments as of June 30, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Other Significant Observable Inputs ($)	Total ($)
Assets
Asset-Backed Securities	—	11,898,472	—	11,898,472
Collateralized Mortgage Obligations	—	20,889,416	—	20,889,416
Corporate Bonds	—	10,474,176	—	10,474,176
Mortgage Pass-Through Securities	—	8,606,572	—	8,606,572
Taxable Municipal Bonds	—	9,558,425	—	9,558,425
U.S. Treasury / Federal Agency Securities		12,765,491	—	12,765,491
Put Options Purchased	9,766	—	—	9,766
Short-Term Securities	1,670,743	—	—	1,670,743
Futures	69,214	—	—	69,214
	1,749,723	74,192,552	—	75,942,275

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 87.2%
Alabama - 0.3%
500,000	Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	5.00	12/1/31	549,345

Alaska - 1.7%
750,000	AK Hsg. Finance Corp. Mtg. Rev.	4.13	12/1/37	766,463
640,000	AK Hsg. Finance Corp. Mtg. Rev.	4.25	12/1/40	656,243
500,000	AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	4.50	12/1/35	511,955
500,000	AK Hsg. Finance Corp. Rev. (State Capital Proj.)	4.00	6/1/36	517,500
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5], [15]	5.50	N/A	24,385
250,000	AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	5.00	4/1/33	273,050
15,000	North Slope Borough Service Area Rev.	5.25	6/30/34	16,181

				2,765,777

Arizona - 1.3%
300,000	Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	5.00	11/15/36	290,931
300,000	Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	5.00	7/1/35	309,210
250,000	Maricopa Co. Industrial Dev. Auth. Rev. (Christian Care Surprise Inc.) [4]	5.75	1/1/36	244,985
400,000	Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	5.25	11/15/29	404,300
250,000	Phoenix City Industrial Dev. Auth. Rev. (Great Hearts Academies Proj.)	6.30	7/1/42	270,900
200,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	204,870
455,000	Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	9.75	5/1/25	489,521

				2,214,717

California - 8.8%
300,000	CA Health Facs. Finance Auth. Rev. (El Camino Hospital)	5.00	2/1/35	336,753
500,000	CA Infrastructure & Econ. Dev. Rev. (Dept. of Social Services) (AMBAC G.O. of Authority Insured) [9]	5.00	12/1/18	509,545
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	639,065
500,000	CA State G.O.	4.00	12/1/40	521,185
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	434,912
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	971,460
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	547,330
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	506,435
1,250,000	Healdsburg Unified School District G.O. [6]	4.60	8/1/37	1,055,962
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	6.75	8/1/40	319,652
1,100,000	Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	5.95	8/1/34	987,910
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	326,845
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	586,535
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	783,930
750,000	Reef-Sunset Unified School District (BAM Insured) [6]	4.85	8/1/38	689,280
350,000	Ripon Unified School District G.O. (BAM Insured) [6]	4.50	8/1/30	362,460
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	1.38	6/1/39	409,075
400,000	San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	5.00	6/1/39	454,932
500,000	South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	5.00	10/1/30	564,985
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	364,018
450,000	Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	6.50	12/1/37	569,660
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	7.30	8/1/41	483,066
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.00	8/1/28	522,565
1,000,000	Upland Unified School District G.O. Capital Appreciation [6]	7.00	8/1/41	1,064,560
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	487,945

				14,500,065

See accompanying notes to schedule of investments.
JUNE 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Colorado - 2.7%
250,000	CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	263,820
500,000	CO Educational & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	567,265
800,000	CO Educational & Cultural Facs. Auth. Rev. Ref. (Windsor Charter Academy) [4]	5.00	9/1/36	800,240
500,000	Copperleaf Metro District No. 2 G.O.	5.75	12/1/45	521,830
500,000	Crystal Crossing Metro District G.O.	5.25	12/1/40	506,595
500,000	East Morgan Co. Hospital District C.O.P. [9]	5.88	12/1/38	505,180
500,000	Lambertson Farms Metro District No. 1 G.O.	5.00	12/15/25	501,630
250,000	Leyden Rock Metropolitan District No. 10 G.O.	5.00	12/1/45	251,530
500,000	Palisade Metropolitan District No. 2 G.O.	5.00	12/1/46	477,320

				4,395,410

Connecticut - 0.8%
500,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/35	507,745
550,000	CT Hsg. Finance Auth. Rev.	3.88	11/15/35	574,178
250,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/40	255,010

				1,336,933

District of Columbia - 0.1%
250,000	Washington Convention & Sports Auth. Rev. (AMBAC G.O. of Authority Insured)	5.00	10/1/19	250,830

Florida - 10.8%
385,000	Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	8.00	10/1/32	457,861
250,000	Babcock Ranch Community Independent District Special Assessment	5.00	11/1/31	254,590
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	514,350
200,000	Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	6.25	5/1/35	199,724
100,000	Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	6.25	5/1/45	100,048
500,000	Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	5.38	2/1/35	496,045
550,000	Capital Trust Agency Rev. (Tallahassee Tapestry) [4]	6.75	12/1/35	552,370
250,000	Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [4]	6.75	7/1/37	248,642
250,000	Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	7.00	4/1/35	255,652
250,000	Celebration Pointe Community Dev. District Special Assessment Rev. [4]	5.00	5/1/32	254,062
250,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	7.25	5/15/26	272,505
500,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	8.13	5/15/44	556,085
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	471,992
520,000	Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	5.00	5/1/32	594,651
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. 2, [5,15]	5.75	N/A	59,954
165,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	177,774
200,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	209,308
400,000	Florida Dev. Finance Corp. Rev. (Renaissance Charter School)	6.00	6/15/34	408,872
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	105,903
340,000	Heritage Harbour North Community Dev. District Special Assessment	5.00	5/1/34	350,622
345,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	4.25	5/1/25	351,669
250,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	6.70	5/1/33	278,585
400,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	7.40	5/1/30	462,360
300,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	5.25	5/1/37	307,155
500,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	5.00	5/1/36	509,265
320,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	5.00	5/1/37	322,701
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	263,110
400,000	Live Oak No. 2 Community Dev. District Special Assessment Rev.	4.00	5/1/35	397,460
175,000	Long Lake Ranch Community Dev. District Special Assessment	5.63	5/1/24	177,272
500,000	Long Lake Ranch Community Dev. District Special Assessment	4.63	5/1/36	495,320
250,000	Magnolia Creek Community Dev. District Rev. 2, 5, 15	5.60	N/A	52,402
250,000	Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	5.00	5/1/32	253,625

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	Miami-Dade Co. Transit Sales Tax Rev.	5.00	7/1/34	576,825
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	5.00	N/A	2
500,000	Northern Palm Beach Co. Improvement District Special Assessment	5.00	8/1/29	520,235
250,000	Northern Palm Beach Co. Improvement District Special Assessment	5.00	8/1/37	257,175
550,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/34	595,617
500,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/35	547,980
250,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/41	271,548
930,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.55	9/1/30	964,577
690,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.95	3/1/40	700,488
500,000	Osceola Co. Industrial Dev. Auth. (Wells Charter School Proj.)	4.00	8/1/31	518,250
500,000	Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.) [9]	5.00	5/1/33	508,555
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	503,800
250,000	Seven Oaks Community Dev. District Special Assessment Rev	5.50	5/1/33	260,630
100,000	Silverleaf Community Dev. District Special Assessment	6.75	5/1/44	104,649
40,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/39	39,998
185,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	113,744
120,000	Tolomato Community Dev. District Special Assessment 2, [5]	6.61	5/1/40	1
110,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	57,021
85,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	50,697
45,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	19,850
9,000	Waters Edge Community Dev. District Cap. Improvement Rev.	5.35	5/1/39	8,582
295,000	Waters Edge Community Dev. District Cap. Improvement Rev. [6]	6.60	5/1/39	285,958
250,000	Wiregrass Community Dev. District Special Assessment	5.38	5/1/35	255,918
450,000	Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	5.25	N/A	224,888

				17,798,922

Georgia - 3.9%
250,000	Atlanta Dev. Auth. Senior Health Care Facs. Rev. (GA Proton Treatment Center) [4]	6.00	1/1/23	249,305
250,000	Atlanta Dev. Auth. Senior Health Care Facs. Rev. (GA Proton Treatment Center) [4]	6.50	1/1/29	246,623
200,000	Barnesville-Lamar County Ind. Dev. Auth. Rev. (Gordon College Property)	5.00	8/1/30	200,540
1,280,000	GA Housing & Finance Authority Rev.	3.80	12/1/37	1,298,022
1,000,000	GA Housing & Finance Authority Rev.	4.00	12/1/37	1,025,650
500,000	GA Housing & Finance Authority Rev.	4.00	12/1/39	515,900
650,000	GA Housing & Finance Authority Rev.	3.80	12/1/40	665,906
485,000	GA Housing & Finance Authority Rev.	3.80	12/1/40	488,924
605,000	GA Housing & Finance Authority Rev.	3.85	12/1/41	616,616
500,000	GA Tax Allocation (Beltline Proj.)	5.00	1/1/30	535,175
500,000	Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	5.00	2/15/37	579,870

				6,422,531

Idaho - 1.0%
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.00	10/1/24	269,828
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.38	10/1/29	263,785
500,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	8.00	10/1/44	537,375
500,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.75	12/1/32	549,900

				1,620,888

Illinois - 6.3%
500,000	Bellwood G.O.	5.88	12/1/27	567,860
500,000	Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	6.00	9/1/35	512,925
500,000	Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	6.25	12/1/33	612,550
500,000	Chicago Midway Airport Rev. (Second Lien)	5.25	1/1/35	560,175
250,000	Chicago Transit Auth. Sales Tax Rev.	5.25	12/1/30	272,500
95,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	95,009

See accompanying notes to schedule of investments.
JUNE 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
250,000	IL Fin. Auth. Rev.	4.50	11/1/36	262,408
500,000	IL Fin. Auth. Rev. (Christian Homes, Inc.)	5.00	5/15/36	517,360
500,000	IL Fin. Auth. Rev. (Lifespace Communities)	5.00	5/15/35	549,050
400,000	IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	5.00	2/1/24	416,364
250,000	IL Fin. Auth. Rev. (Tabor Hills Living Proj.)	5.25	11/15/36	250,548
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	499,010
250,000	IL G.O.	5.50	7/1/33	262,352
500,000	IL G.O. (AGM Insured)	4.00	2/1/30	495,995
380,000	IL Housing Dev. Auth. (AMBAC G.O. of Authority Insured)	4.50	7/1/47	380,114
350,000	IL Housing Dev. Auth. Rev. (Evergreen Towers)	4.95	7/1/34	383,810
1,000,000	IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	5.25	6/15/31	1,108,540
250,000	La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	5.00	12/1/31	287,675
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	282,775
1,000,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) 2, [5]	5.25	1/1/36	291,360
335,000	Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	5.50	12/1/41	376,694
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	270,998
1,921,000	Malta Tax Allocation Rev. 2, [5]	5.75	12/30/25	729,846
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) 2, [5]	5.75	3/1/22	146,970
465,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	232,472

				10,365,360

Indiana - 2.4%
700,000	Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	6.00	11/15/22	752,773
300,000	Damon Run Conservancy Dist. G.O. (State Intercept Insured)	6.10	7/1/25	321,612
775,000	IN Finance Auth. Rev. (BHI Senior Living)	5.88	11/15/41	863,854
425,000	IN Finance Auth. Rev. (BHI Senior Living)	6.00	11/15/41	476,965
350,000	IN Finance Auth. Rev. (Greencroft Obligated Group)	6.50	11/15/33	387,989
500,000	IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	5.75	1/1/36	484,515
300,000	Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	5.75	4/1/36	287,847
350,000	Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	5.00	1/1/35	385,108

				3,960,663

Iowa - 0.6%
650,000	IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	5.00	5/15/36	726,434
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	262,390

				988,824

Kansas - 0.5%
300,000	Wichita Health Care Facs. Rev. (Kansas Masonic Home)	5.25	12/1/36	313,824
500,000	Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	6.25	5/15/34	506,490

				820,314

Kentucky - 0.3%
425,000	Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	6.50	3/1/41	479,455

Louisiana - 1.7%
36,218	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	5.00	11/1/40	36,586
90,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	6.00	12/1/28	90,961
195,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	4.60	6/1/29	207,574
500,000	LA Local Government Environmental Facilities & Community Development Auth.	5.25	11/15/25	516,910
500,000	LA Local Government Environmental Facilities & Community Development Auth.	6.00	11/15/30	522,745
300,000	LA Public Facs. Auth. Rev.	5.00	7/1/35	338,538
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	276,312
640,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	1.49	2/15/36	576,678

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
13,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev. (GNMA/FHLMC Collateralized)	5.35	1/1/41	13,191
300,000	St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	5.25	11/15/37	309,789

				2,889,284

Maine - 1.3%
600,000	ME Hsg. Auth. Rev.	4.00	11/15/35	619,332
500,000	ME Hsg. Auth. Rev.	4.00	11/15/37	518,140
250,000	ME Hsg. Auth. Rev.	4.50	11/15/37	261,895
250,000	ME Hsg. Auth. Rev.	3.55	11/15/40	248,732
500,000	ME Hsg. Auth. Rev.	3.85	11/15/40	508,560

				2,156,659

Maryland - 0.8%
200,000	MD Community Dev. Administration Rev.	5.13	9/1/30	213,114
350,000	MD Community Dev. Administration Rev.	3.75	3/1/39	356,405
250,000	MD Industrial Dev. Financing Auth. Rev. (Garrison Forest School)	4.00	11/1/42	260,272
405,000	Montgomery Co. Housing Opportunities Commission Rev.	4.00	7/1/38	412,213

				1,242,004

Massachusetts - 1.7%
180,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	188,188
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	261,532
500,000	MA Housing Finance Agy. Rev.	3.75	12/1/40	505,460
500,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	534,310
1,250,000	MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	12/1/38	1,280,550

				2,770,040

Michigan - 2.1%
250,000	MI Finance Auth. Rev. (Presbyterian Village)	5.25	11/15/35	260,292
250,000	MI Hsg. Dev. Auth. (G.O. of Authority Insured)	4.63	10/1/41	259,318
500,000	MI Hsg. Dev. Auth. Rev.	4.10	10/1/35	515,810
500,000	MI Hsg. Dev. Auth. Rev.	3.70	12/1/36	508,030
705,000	MI Hsg. Dev. Auth. Rev.	3.95	12/1/40	714,539
300,000	MI Hsg. Dev. Auth. Rev.	3.75	10/1/42	296,607
500,000	MI Hsg. Dev. Auth. Rev.	3.70	12/1/45	501,350
250,000	Taylor Brownfield Redevelopment Authority (NATL Insured)	5.00	5/1/32	276,130
210,000	Universal Academy Michigan Public School Rev.	6.50	12/1/23	216,752

				3,548,828

Minnesota - 0.5%
135,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	4.40	7/1/32	144,073
240,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	248,052
500,000	MN Rev. (Senior Living LLC Proj.)	5.00	1/1/47	509,680

				901,805

Mississippi - 0.0%
35,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	36,501

Missouri - 0.5%
400,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	418,700
500,000	Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [4]	5.75	11/15/36	492,275

				910,975

Montana - 0.8%
250,000	Forsyth Pollution Control Rev.	5.00	5/1/33	273,765
220,000	MT Board of Housing Single Family Rev.	4.00	12/1/38	233,154

See accompanying notes to schedule of investments.
JUNE 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
310,000	MT Board of Housing Single Family Rev. (FHA Insured)	3.75	12/1/38	317,173
115,000	MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	4.70	12/1/26	122,079
343,815	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	347,553

				1,293,724

Nebraska - 0.3%
400,000	Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	5.00	11/1/30	459,712
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	5.13	N/A	9,483

				469,195

Nevada - 0.4%
540,000	Nevada Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	3.85	10/1/39	548,143
55,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	56,424

				604,567

New Hampshire - 0.3%
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	6.00	1/1/34	446,248

New Jersey - 1.1%
30,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	31,940
330,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	338,151
550,000	NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	3.60	1/1/30	564,954
390,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	412,659
500,000	NJ Transportation Trust Fund Auth. Rev. (Federal Highway Reimbursement Notes)	5.00	6/15/24	514,935

				1,862,639

New Mexico - 1.3%
470,000	NM Mtg. Fin. Auth. Rev.	3.80	9/1/46	473,346
395,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	3.90	9/1/42	400,546
220,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	226,083
210,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	216,962
465,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	481,689
385,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.13	9/1/42	394,767

				2,193,393

New York - 5.4%
350,000	Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	4.00	7/1/33	366,548
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	265,128
300,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.05	11/1/41	311,829
650,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	3.65	11/1/47	643,142
500,000	New York City Housing Development Corp. Rev.	3.80	11/1/37	509,235
750,000	New York City Municipal Water Finance Authority	5.00	6/15/38	855,862
500,000	New York City Transitional Finance Auth. Building Aid Rev.	5.00	1/15/21	507,225
500,000	NY Mortgage Agency Rev.	3.70	10/1/38	508,105
500,000	NY Mortgage Agency Rev.	3.75	10/1/38	505,265
500,000	NY Mortgage Agency Rev.	3.80	10/1/40	506,105
540,000	NY Mortgage Agency Rev.	4.13	10/1/40	554,067
200,000	NY Mortgage Agency Rev.	3.75	10/1/42	201,030
500,000	NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	5.00	7/1/42	517,425
300,000	NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	5.00	5/1/33	346,137
590,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.75	11/1/37	598,856
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	420,452
500,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	3.65	11/1/34	510,125

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	3.95	11/1/37	513,200
250,000	NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	4.10	11/1/41	260,920

				8,900,656

North Carolina - 0.7%
650,000	NC Housing Finance Agency Rev.	3.85	7/1/37	659,106
500,000	NC Housing Finance Agency Rev.	3.60	7/1/41	515,010

				1,174,116

North Dakota - 0.2%
300,000	ND Maple-Steel Joint Water Resource District	4.00	5/1/30	300,366

Ohio - 1.6%
636,800	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	651,899
400,000	Dayton-Montgomery County Port Auth. Rev. (Storypoint Troy Proj.)	7.00	1/15/40	407,848
500,000	Lucas Metro Hsg. Auth.	5.00	11/1/36	535,485
500,000	OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	4.05	3/1/37	520,595
490,000	OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	3.35	9/1/39	482,885

				2,598,712

Oklahoma - 0.7%
525,000	Fort Sill Apache Tribe Economic Dev. Auth. [4]	8.50	8/25/26	613,216
1,291,074	OK Co. Home Fin. Auth. Rev. (GNMA Collateralized) [6]	3.82	9/1/34	469,628

				1,082,844

Oregon - 1.8%
350,000	Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	3.50	9/1/33	352,499
250,000	Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	5.25	5/1/34	273,135
350,000	OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	3.75	7/1/35	354,812
430,000	OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	4.00	7/1/38	437,228
1,000,000	OR State Ref G.O. (Veterans Welfare Service)	3.90	12/1/39	1,023,140
250,000	Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	5.13	7/1/35	250,895
350,000	Port of Morrow G.O.	4.00	6/1/32	352,258

				3,043,967

Pennsylvania - 3.5%
170,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	180,346
465,000	Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	1.57	10/1/34	377,236
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	285,918
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	257,695
225,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.81	8/15/42	184,340
250,000	Moon Industrial Dev. Auth. Rev. (Baptist Homes Society Obligation)	5.63	7/1/30	263,955
500,000	PA Hsg. Finance Agy. Rev.	3.90	10/1/36	512,440
500,000	PA Hsg. Finance Agy. Rev.	4.05	10/1/40	514,740
500,000	PA Hsg. Finance Agy. Rev.	4.05	10/1/40	511,340
250,000	PA Hsg. Finance Agy. Rev.	4.00	10/1/42	255,230
270,000	PA Hsg. Finance Agy. Rev.	4.00	10/1/46	289,813
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	547,030
1,250,000	PA Turnpike Commission Rev. Capital Appreciation [6]	4.36	12/1/38	1,342,825
250,000	Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	5.63	8/1/36	255,245

				5,778,153

Rhode Island - 0.2%
250,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.90	10/1/37	254,078

See accompanying notes to schedule of investments.
JUNE 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
South Carolina - 0.7%
285,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	299,330
250,000	SC Public Service Auth. Rev. (Santee Cooper)	5.00	12/1/38	271,740
500,000	SC Public Service Auth. Rev. (Santee Cooper)	5.75	12/1/43	566,620

				1,137,690

South Dakota - 0.3%
500,000	SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	5.00	9/1/40	558,785

Tennessee - 2.1%
500,000	Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [4]	6.50	6/1/27	501,050
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	5.35	1/1/19	4,662
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	5.55	1/1/29	19,845
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	6.00	1/1/29	16
350,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (Trezevant Manor Proj.)	5.00	9/1/37	365,684
670,000	TN Hsg. Dev. Agency. Rev.	3.88	7/1/35	686,676
410,000	TN Hsg. Dev. Agency. Rev.	3.95	7/1/35	423,231
700,000	TN Hsg. Dev. Agency. Rev.	3.70	7/1/36	709,219
750,000	TN Hsg. Dev. Agency. Rev.	4.00	7/1/39	776,400

				3,486,783

Texas - 5.7%
915,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	992,592
200,000	Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	5.00	6/15/36	200,850
1,000,000	Bexar Co. Rev. (Venue Proj.)	5.00	8/15/39	1,094,820
500,000	Dallas/Fort Worth International Airport Rev. (JT Improvement)	5.25	11/1/37	576,295
1,745,617	Galveston Co. Municipal Utility Dist. No. 52 G.O.	5.87	2/21/18	1,309,178
600,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.)	6.75	8/15/21	644,130
400,000	New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	5.00	7/1/46	442,412
250,000	New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	5.00	8/15/36	250,910
250,000	New Hope Cultural Education Facs. Corp. Rev. (NCCD-College Station Properties, LLC)	5.00	7/1/35	267,685
250,000	New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	5.50	1/1/35	259,165
207,000	North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	5.38	2/15/25	205,050
250,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	7.50	11/15/34	283,048
500,000	Sugar Land Dev. Corp. Rev. (BAM Insured)	5.00	2/15/33	555,215
300,000	Tarrant County Cultural Education Facs. Finance Corp. Rev. (Air Force Villages Proj.)	5.00	5/15/37	305,799
250,000	Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	5.63	11/15/24	253,555
500,000	Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	6.63	11/15/37	526,410
300,000	Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.)	7.13	1/1/46	326,523
425,000	Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.) [1]	5.25	1/1/47	426,955
500,000	TX Grand Parkway Transportation Corp. Rev. [6]	5.50	10/1/35	451,610

				9,372,202

Utah - 0.9%
250,000	UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	6.00	4/15/45	259,185
85,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	89,221
160,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	165,298
500,000	UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	4.00	1/1/36	518,620
400,000	West Valley City Municipal Building Auth. Rev. (AGM Insured)	5.00	2/1/39	462,600

				1,494,924

Virginia - 2.3%
500,000	Farms New Kent Community Dev. Auth. Special Assessment 2, [5]	5.13	3/1/36	124,980
250,000	VA Hsg. Dev. Auth. Rev.	3.55	5/1/41	251,490
525,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	3.88	1/1/38	534,350

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
550,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.80	7/1/38	607,607
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	551,155
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	535,925
400,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.13	7/1/33	416,072
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	524,795
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	4.60	12/1/38	260,832

				3,807,206

Washington - 1.8%
500,000	Pike Place Market Preservation Dev. Auth. Rev.	5.00	12/1/40	555,040
500,000	Vancouver Hsg. Auth. Rev.	3.75	8/1/34	508,625
125,000	WA Hsg. Fin. Commission	3.70	12/1/33	126,984
250,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	5.00	7/1/31	261,240
750,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	5.00	7/1/36	769,132
300,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	5.00	7/1/36	305,442
400,000	WA Hsg. Fin. Commission Rev. (Heron’s Key Senior Living) [4]	6.50	7/1/30	397,232
85,000	WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA Collateralized)	4.60	10/1/33	87,871

				3,011,566

West Virginia - 1.1%
130,000	WV Hsg. Dev. Fund Rev.	4.50	11/1/31	130,416
250,000	WV Hsg. Dev. Fund Rev.	3.75	11/1/32	257,598
550,000	WV Hsg. Dev. Fund Rev.	3.80	11/1/35	561,544
500,000	WV Hsg. Dev. Fund Rev.	4.00	11/1/37	521,935
340,000	WV Hsg. Dev. Fund Rev.	4.10	11/1/45	350,863

				1,822,356

Wisconsin - 3.3%
1,000,000	WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	5.00	8/15/43	1,065,540
500,000	WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	5.00	8/15/32	564,420
500,000	WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	5.00	4/1/35	579,865
250,000	WI Housing & Economic Dev. Auth. Rev.	3.88	11/1/35	255,078
750,000	WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	6.25	11/1/28	759,435
500,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	8.25	6/1/46	592,695
500,000	WI Public Finance Auth. Rev. (Rose Villa Proj.)	5.00	11/15/24	528,815
250,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.00	4/1/25	262,090
500,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.50	4/1/32	514,460
225,000	WI State Rev.	6.00	5/1/27	244,622
25,000	WI State Rev.	6.00	5/1/27	27,244

				5,394,264

Wyoming - 0.6%
650,000	WY Community Dev. Auth. Rev.	3.75	12/1/32	664,391
55,000	WY Community Dev. Auth. Rev.	4.25	12/1/37	55,775
325,000	WY Community Dev. Auth. Rev.	4.05	12/1/38	332,777

				1,052,943

Total Municipal Bonds
(cost: $153,662,770)				144,067,507

See accompanying notes to schedule of investments.
JUNE 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
Investment Companies - 4.6%
59,383	BlackRock Long-Term Municipal Advantage Trust (BTA)	700,719
54,000	BlackRock MuniHoldings Florida Insured Fund (MFL)	794,340
10,000	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	136,300
21,438	BlackRock MuniHoldings Quality Fund, Inc. (MUS)	288,127
71,171	BlackRock MuniYield Insured Fund (MYI)	1,017,034
21,538	BlackRock MuniYield Michigan Insured Fund (MIY)	302,178
19,917	Deutsche Municipal Income Trust (KTF)	268,880
18,400	Invesco Municipal Opportunity Trust (VMO)	240,856
15,000	Invesco Municipal Trust (VKQ)	192,450
25,000	Invesco Quality Municipal Income Trust (IQI)	318,500
40,200	Invesco Van Kampen Advantage Muni Income Trust (VKI)	464,310
15,000	Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	201,300
36,123	Managed Duration Investment Grade Municipal Fund (MZF)	498,172
117,572	Nuveen AMT-Free Quality Municipal Income Fund (NEA)	1,609,561
21,173	Nuveen Quality Municipal Income Fund (NAD)	297,269
15,000	Putnam Municipal Opportunities Trust (PMO)	187,500

Total Investment Companies
(cost: $7,227,803)		7,517,496

Total Investments in Securities - 91.8%
(cost: $160,890,573)		151,585,003
Other Assets and Liabilities, net - 8.2%		13,535,702

Total Net Assets - 100.0%		$165,120,705

[1]	Variable rate security. Rate disclosed is as of June 30, 2017.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2017 was $1,688,794 and represented 1.0% of net assets.

[4]	144A Restricted Security. The total value of such securities as of June 30, 2017 was $9,373,360 and represented 5.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2017 was $1,688,794 and represented 1.0% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[9]	Municipal Lease Security. The total value of such securities as of June 30, 2017 was $2,342,230 and represented 1.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Tax-Free Income Fund (Continued)

Short futures contracts outstanding as of June 30, 2017 were as follows:

Contracts	Type	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Short Futures:
316	U.S. Treasury 10 Year Futures [10]	September 2017	$39,667,875	$(19,064)
96	U.S. Treasury Long Bond Futures [10]	September 2017	14,754,000	(170,459)
28	U.S. Treasury 2 Year Futures [10]	September 2017	6,051,063	4,245
23	U.S. Treasury 5 Year Futures [10]	September 2017	2,710,227	971
1	CME Ultra Long Term U.S. Treasury Long Bond Futures [10]	September 2017	165,875	(3,403)

				$(187,710)

(10) The amount of $2,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2017.

A summary of the levels for the Fund’s investments as of June 30, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	144,067,507	—	144,067,507
Investment Companies	7,517,496	—	—	7,517,496
Futures	5,216	—	—	5,216
	7,522,712	144,067,507	—	151,590,219
Liabilities
Futures	(192,926)	—	—	(192,926)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
JUNE 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 94.9%
Education/Student Loan - 14.0%
295,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/27	310,898
275,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/32	287,411
2,435,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/43	2,518,496
750,000	Baytown Township Rev. (St. Croix Prep)	4.00	8/1/36	681,653
1,250,000	Baytown Township Rev. (St. Croix Prep)	4.00	8/1/41	1,113,000
1,000,000	Baytown Township Rev. (St. Croix Prep)	4.25	8/1/46	911,300
605,000	Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	5.25	7/1/30	611,691
575,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/29	602,658
500,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/34	515,175
585,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.25	7/1/37	615,414
600,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.25	7/1/40	629,964
1,765,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	5.00	11/1/21	1,820,068
580,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	4.50	8/1/26	607,939
500,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	5.50	8/1/36	535,895
625,000	Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	5.00	7/1/31	640,944
1,000,000	Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	5.00	7/1/36	1,009,380
2,720,000	Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	5.00	11/1/36	2,762,432
460,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	4.00	7/1/21	468,349
750,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/29	779,618
1,000,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/34	1,020,120
500,000	Independence Charter School Lease Rev. (Beacon Academy Proj.)	4.25	7/1/26	491,195
750,000	Independence Charter School Lease Rev. (Beacon Academy Proj.)	4.75	7/1/31	740,940
1,200,000	Independence Charter School Lease Rev. (Beacon Academy Proj.)	5.00	7/1/36	1,178,340
1,590,000	Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	4.00	7/1/26	1,548,914
1,000,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.)	6.25	3/1/21	969,710
1,200,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.00	5/1/37	1,325,112
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.00	5/1/47	1,093,940
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	601,086
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	160,280
1,100,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	1,100,539
1,000,000	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.00	3/1/43	1,023,530
1,150,000	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	5.00	3/1/37	1,282,526
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	842,992
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,117,200
1,000,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.00	5/1/32	1,004,930
500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	4.00	10/1/32	537,605
500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	4.00	10/1/34	531,385
500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	4.00	10/1/35	530,150
350,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/30	407,463
1,500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/31	1,739,865
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,413,090
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	1,940,634
750,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4.00	4/1/31	807,930
3,150,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4.00	4/1/39	3,289,482
750,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	5.00	4/1/35	853,538
1,250,000	Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	5.00	12/1/40	1,393,400
590,162	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	609,253
385,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.00	12/1/26	407,153
1,850,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.50	12/1/33	1,968,270
3,500,000	Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	5.00	8/1/22	3,699,115
500,000	Savage Charter School Lease Rev. (Aspen Academy)	4.00	10/1/26	486,760

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,000,000	Savage Charter School Lease Rev. (Aspen Academy)	4.75	10/1/31	997,880
350,000	St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	3.00	4/1/21	302,690
1,850,000	St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	5.00	4/1/36	1,392,698
1,000,000	St. Paul Hsg. & Redev, Auth. Rev. (Hmong College Preparatory Academy Proj.)	5.25	9/1/31	1,020,350
600,000	St. Paul Hsg. & Redev, Auth. Rev. (Nova Classical Academy Proj.)	4.00	9/1/36	592,848
700,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/30	751,506
1,000,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/37	1,047,260
705,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/46	734,434
535,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	4.00	7/1/23	544,143
855,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/33	879,077
500,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/44	509,075
1,300,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	4.25	12/1/23	1,353,586
1,500,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	5.00	12/1/33	1,561,260
720,000	St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	4.50	12/1/29	758,491
1,150,000	St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	4.63	3/1/43	1,158,774
1,610,000	St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	4.00	7/1/25	1,643,198
955,000	St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	5.00	7/1/35	970,738
295,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	4.75	9/1/22	303,756
500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.00	9/1/27	510,000
620,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	669,457
1,000,000	University of Minnesota Rev.	5.00	4/1/41	1,171,380
1,610,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.00	9/1/23	1,595,172
355,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/27	375,476
225,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/32	235,523

				74,617,504

Escrowed To Maturity/Prerefunded - 2.0%
1,280,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.13	7/1/33	1,511,565
2,000,000	Hennepin Co. Sales Tax Rev.	4.75	12/15/37	2,035,700
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,012,750
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,174,260
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	240,878
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	276,006
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	175,679
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	150,582
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	150,597
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,013,890

				10,741,907

General Obligation - 4.1%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,104,850
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,541,606
5,000,000	Cloquet Independent School District No. 94	4.00	2/1/36	5,219,400
600,000	Columbia Heights G.O. (Public Safety Center)	4.50	2/1/35	612,504
400,000	Fridley Independent School District No. 14	4.00	2/1/30	436,640
1,300,000	Glencoe-Silver Lake Independent School District No. 2859	4.00	2/1/40	1,368,640
500,000	Perham Independent School District No. 549	4.00	2/1/29	542,555
1,050,000	Robbinsdale Independent School District No. 281	4.00	2/1/31	1,140,048
5,000,000	South Washington Co. Independent School District No. 833	4.00	2/1/31	5,411,350
400,000	St. Cloud Independent School District No. 742	4.00	2/1/30	439,984
1,000,000	St. Cloud Independent School District No. 742	4.00	2/1/37	1,068,150
600,000	St. Francis Independent School District No. 15	3.00	2/1/31	601,062
500,000	St. Michael-Albertville Independent School District No. 885	4.00	2/1/30	550,210

See accompanying notes to schedule of investments.
JUNE 30, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,005,000	United Hospital District Health Care Facs. G.O (Lake Wood Health System)	5.00	12/1/30	1,154,835
735,000	Watkins G.O.	4.00	1/1/38	753,485

				21,945,319

Hospital/Health Care - 16.5%
1,135,000	Anoka Health Care and Hsg. Facs. Rev.	5.38	11/1/34	1,175,236
1,500,000	Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	5.25	7/1/35	1,483,650
3,690,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	3,701,513
3,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.50	11/1/34	3,204,510
500,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.75	11/1/31	518,550
250,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/29	281,320
500,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/44	541,735
2,000,000	Chippewa Co. Rev. (Monte Video Hospital Proj.)	4.00	3/1/32	2,060,540
2,000,000	Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	5.75	8/1/30	2,018,980
1,050,000	Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	6.00	8/1/35	1,054,442
1,340,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	4.75	6/15/22	1,400,126
1,600,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	5.75	6/15/32	1,730,752
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	6.00	6/15/39	2,181,060
1,000,000	Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	5.15	8/1/35	1,000,900
2,110,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/31	2,197,987
1,350,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.38	8/1/34	1,356,642
500,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.75	2/1/44	505,530
1,900,000	Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	5.00	10/1/34	1,910,184
3,500,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	4.00	5/1/37	3,591,595
325,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.00	5/1/32	373,133
1,275,000	Maple Grove Health Care System Rev. (Memorial Health Care)	4.00	9/1/35	1,311,682
4,590,000	Minneapolis Health Care System Rev. (Fairview Health Services)	5.00	11/15/34	5,254,265
45,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	45,062
1,705,000	Minneapolis Rev. Ref. (Walker Campus)	4.50	11/15/20	1,782,202
550,000	Moorhead Economic Dev. Auth. Rev.	4.60	9/1/25	561,236
1,500,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	5.50	8/1/28	1,605,720
1,000,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	6.00	8/1/36	1,081,250
7,250,000	Rochester Health Care Facs. Rev. (Mayo Clinic)	5.00	11/15/33	9,179,732
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,660,020
745,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/28	855,625
1,350,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/34	1,509,111
2,500,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.)	4.00	5/1/37	2,638,975
3,750,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.)	5.00	5/1/46	4,250,362
2,250,000	St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2.00	6/1/41	2,128,522
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care System Proj.)	5.00	11/15/26	1,081,550
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care System Proj.)	5.25	11/15/28	1,083,000
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care System Proj.)	5.25	11/15/35	1,069,350
4,800,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/32	5,485,824
2,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/33	2,278,140
525,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.25	11/1/25	525,730
750,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.75	11/1/31	745,328
2,150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/38	2,159,568
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.15	11/1/42	502,945
2,059,941	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,065,667
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.25	8/1/24	1,027,630
1,450,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.75	8/1/29	1,481,972
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	543,128

See accompanying notes to schedule of investments.
20

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	6.00	9/1/25	906,620
1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	6.50	9/1/34	871,750

				87,980,351

Industrial/Pollution Control - 0.2%
1,000,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	4.50	10/1/37	877,590

Insured - 0.6%
500,000	Guam Power Auth. Rev. (AGM Insured) [11]	5.00	10/1/30	559,780
885,000	Minneapolis Health Care System Rev. (Fairview Health Services) (AGC Insured)	6.50	11/15/38	943,994
75,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/20	75,205
90,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/22	90,247
600,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	601,194
1,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	5.00	10/1/23	1,044,010

				3,314,430

Multifamily Mortgage - 21.4%
760,000	Anoka Co. Hsg. & Redev. Auth. Rev. (Recovery Zone Fac.-Park River Estates Proj.)	6.50	11/1/25	771,271
1,000,000	Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	4.75	11/1/35	1,002,370
1,000,000	Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	5.50	11/1/46	1,063,150
500,000	Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	3.90	2/1/31	487,715
500,000	Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	4.15	2/1/36	486,890
500,000	Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	4.00	1/1/25	519,415
1,000,000	Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	4.00	1/1/30	1,023,590
1,500,000	Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	4.25	1/1/37	1,522,110
3,000,000	Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	5.00	1/1/47	3,058,080
1,000,000	Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	7.00	1/1/37	1,005,850
3,000,000	Bethel Rev. (Grandview Christian Home Proj.)	5.00	10/1/41	3,014,130
1,500,000	Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	5.75	7/1/35	1,529,160
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	252,613
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	303,156
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	378,844
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	388,939
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,008,550
1,250,000	Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	5.13	3/1/39	1,266,938
740,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	761,349
750,000	Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	6.00	8/1/33	801,465
1,020,000	Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	5.00	8/1/38	1,036,524
1,000,000	Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	5.00	1/1/34	1,006,690
1,000,000	Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	5.25	1/1/40	1,008,070
2,085,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,086,084
3,565,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	3,569,741
2,500,000	Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	5.25	6/1/31	2,579,600
3,500,000	Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	4.00	1/1/42	3,606,365
750,000	Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	5.00	8/1/36	763,440
500,000	Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	5.00	8/1/51	504,890
1,345,000	Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	5.00	4/1/38	1,360,979
250,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.38	10/1/26	250,213
1,155,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,155,959
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,766,659
655,000	Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	5.00	10/1/37	655,229
1,015,000	Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	5.75	7/15/31	1,095,358
375,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	4.75	11/1/28	381,990
1,500,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	5.00	11/1/35	1,539,585

See accompanying notes to schedule of investments.
JUNE 30, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
235,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	235,656
250,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.05	8/1/31	268,330
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.25	8/1/40	2,674,637
1,760,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.45	8/1/41	1,886,086
1,000,000	MN Hsg. Fin. Agy. Rental Hsg. Rev.	5.20	8/1/43	1,085,010
270,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/29	293,279
255,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/31	272,995
335,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/34	353,465
335,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/35	352,732
1,000,000	MN Hsg. Fin. Agy. Rev. (St. Appropriation)	5.00	8/1/33	1,141,180
2,000,000	MN Hsg. Fin. Agy. Rev. (St. Appropriation)	5.00	8/1/34	2,274,100
1,000,000	MN Hsg. Fin. Agy. Rev.(St. Appropriation)	5.00	8/1/35	1,134,300
280,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.65	9/1/26	285,090
1,000,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.00	9/1/32	1,004,290
250,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.13	9/1/37	251,432
1,500,000	New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	5.00	8/1/39	1,509,975
1,500,000	North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	4.00	10/1/33	1,424,910
1,500,000	North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	5.00	10/1/35	1,575,270
1,000,000	North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	5.00	10/1/47	1,018,100
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	1,059,170
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.25	8/1/33	1,061,920
875,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	5.00	4/1/34	894,136
1,950,000	Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	5.00	12/1/30	2,014,994
1,325,000	Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	5.00	12/1/49	1,340,450
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	435,035
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	472,750
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	507,808
2,515,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	7.38	12/1/41	2,695,879
720,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.38	12/1/33	789,264
2,500,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.50	12/1/35	2,743,875
4,000,000	Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	3.75	6/1/29	4,171,760
1,795,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	4.00	9/1/20	1,845,170
1,135,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/27	1,192,397
2,150,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.30	9/1/37	2,233,635
1,705,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	5.13	1/1/39	1,714,412
250,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	5.75	12/1/28	269,120
2,000,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	6.00	12/1/30	2,159,780
2,400,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.00	12/1/47	2,555,712
1,285,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.20	11/1/22	1,286,838
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.30	11/1/30	1,000,620
2,590,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.38	5/1/43	2,591,191
4,680,000	St. Paul Hsg. & Redev. Auth. Multifamily Rev. Ref. (Univ. & Dale Proj.) (GNMA Collateralized) [8]	4.82	7/20/46	4,687,628
2,515,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.70	8/1/36	2,589,771
1,000,000	Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	4.25	8/1/43	931,300
730,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.20	5/1/25	782,925
1,250,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.50	11/1/32	1,334,400
1,135,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.75	11/1/39	1,212,430
2,610,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	4.63	4/1/30	2,596,167

				114,224,335

Municipal Lease [9] - 6.5%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	524,245
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	523,020

See accompanying notes to schedule of investments.
22

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	522,790
500,000	Anoka-Hennepin Independent School District No. 11 Lease Rev.	3.75	2/1/35	512,150
600,000	Anoka-Hennepin Independent School District No. 11 Lease Rev.	4.00	2/1/41	622,494
1,100,000	Chaska Economic Dev. Auth. Lease Rev.	4.00	2/1/31	1,185,734
690,000	Chaska Economic Dev. Auth. Lease Rev.	4.00	2/1/33	735,043
500,000	Chaska Economic Dev. Auth. Lease Rev.	4.00	2/1/35	529,510
1,000,000	Duluth Independent School District No. 709	4.00	2/1/27	1,121,250
1,300,000	Duluth Independent School District No. 709	4.00	2/1/28	1,441,765
2,000,000	Duluth Independent School District No. 709	5.00	2/1/25	2,398,500
1,000,000	Golden Valley Hsg. & Redev. Auth. Rev.	4.00	2/1/30	1,060,410
500,000	Golden Valley Hsg. & Redev. Auth. Rev.	4.00	2/1/32	526,610
1,030,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/34	1,141,219
1,500,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/39	1,649,805
1,000,000	Guam Education Fin. Foundation [11]	5.00	10/1/21	1,108,750
1,730,000	Guam Education Fin. Foundation [11]	5.00	10/1/22	1,950,229
450,000	Minnetonka Independent School District No. 276	4.00	3/1/30	485,253
340,000	Minnetonka Independent School District No. 276	4.00	2/1/33	354,515
300,000	Minnetonka Independent School District No. 276	4.00	3/1/33	317,034
400,000	Minnetonka Independent School District No. 276	4.00	2/1/36	413,344
3,000,000	MN General Fund Rev. (Appropriation)	4.00	3/1/26	3,293,610
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,256,700
300,000	MN Hsg. Fin. Agy. Rev. (St. Appropriation)	5.00	8/1/35	337,437
1,000,000	Northeastern Metropolitan Intermediate School District No. 916	5.00	2/1/34	1,127,540
1,000,000	Osseo Independent School District No. 279	4.00	2/1/28	1,085,740
1,335,000	Plymouth Intermediate District No. 287	3.00	5/1/32	1,311,384
500,000	Plymouth Intermediate District No. 287	4.00	5/1/26	552,070
290,000	Plymouth Intermediate District No. 287	4.00	5/1/27	316,964
300,000	Plymouth Intermediate District No. 287	4.00	5/1/29	322,254
300,000	Plymouth Intermediate District No. 287	4.00	5/1/30	321,453
470,000	Plymouth Intermediate District No. 287	4.00	5/1/31	502,928
750,000	St. Cloud Independent School District No. 742	4.00	2/1/38	768,742
1,040,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,042,870
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	400,944
340,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	340,687
500,000	Waconia Independent School District No. 110	5.00	2/1/37	560,895
678,240	Winona School District 861 Lease Purchase	6.04	8/1/24	679,563

				34,345,451

Municipal Money Market - 0.9%
2,320,000	City of Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) [1]	0.84	9/1/26	2,320,000
2,200,000	City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	0.84	12/1/27	2,200,000
500,000	City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	0.84	6/1/32	500,000

				5,020,000

Other Revenue Bonds - 5.5%
478,865	Crystal Governmental Fac. Rev.	5.10	12/15/26	529,347
200,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	202,410
110,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/27	118,969
165,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/29	175,974
125,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/30	132,938
250,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/31	264,015
215,000	Minneapolis Tax Increment Rev.	3.05	3/1/21	215,441
320,000	Minneapolis Tax Increment Rev.	3.50	3/1/23	323,043

See accompanying notes to schedule of investments.
JUNE 30, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
170,000	Minneapolis Tax Increment Rev.	3.80	3/1/25	172,037
200,000	Minneapolis Tax Increment Rev.	4.00	3/1/27	203,404
260,000	Minneapolis Tax Increment Rev.	4.00	3/1/30	258,302
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,135,420
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,279,360
1,135,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,137,270
4,500,000	Northeastern Metropolitan Intermediate School District No. 916	4.00	2/1/38	4,651,695
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,008,740
1,013,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,014,398
698,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	699,236
745,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	773,228
972,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	974,080
823,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	824,481
175,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/19	178,720
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/19	185,038
185,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/20	190,931
220,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/20	228,402
225,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/21	234,155
1,000,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/26	1,038,960
930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/29	960,197
3,875,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	3,876,976
3,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	5.00	12/1/36	3,158,580
500,000	Territory of Guam. Rev. [11]	5.00	12/1/46	543,815
2,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	5.00	10/1/42	1,505,100

				29,194,662

Public Facilities - 0.5%
1,250,000	Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	4.00	2/1/32	1,341,038
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,078,332

				2,419,370

Sales Tax Revenue - 2.0%
2,000,000	American Samoa Economic Development Authority Rev. [11]	6.25	9/1/29	2,004,860
2,750,000	Guam Govt. Business Privilege Tax Rev. [11]	5.00	11/15/35	2,978,553
1,825,000	Guam Govt. Business Privilege Tax Rev. [11]	5.25	1/1/36	1,935,121
900,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	5.00	8/1/26	232,875
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. 6, [11]	6.25	8/1/33	283,770
1,500,000	St. Paul Sales Tax Rev.	5.00	11/1/29	1,731,570
1,400,000	St. Paul Sales Tax Rev.	5.00	11/1/31	1,604,918

				10,771,667

Single Family Mortgage - 15.3%
1,215,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	1,278,739
495,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	515,800
775,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	814,657
101,266	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	101,707
14,033	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	14,299
145,204	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	147,215
475,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	504,407
6,488	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	6,496
136,409	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	137,020
20,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	21,012
3,870,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	4,130,103
3,335,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	3,491,745

See accompanying notes to schedule of investments.
24

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,880,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	1,990,149
1,240,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	3.20	1/1/33	1,207,388
2,800,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.30	7/1/29	2,882,544
3,375,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	3,488,231
1,835,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.63	7/1/25	1,883,279
2,375,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.90	7/1/30	2,455,204
2,340,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	3.10	7/1/31	2,311,148
3,985,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.10	7/1/35	3,905,061
2,265,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.15	1/1/37	2,200,515
1,690,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	3.20	7/1/30	1,664,413
1,940,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.35	7/1/29	1,985,474
2,000,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.40	7/1/38	1,968,700
8,840,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.50	1/1/32	9,016,358
6,485,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.60	7/1/31	6,662,884
2,570,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.60	7/1/33	2,617,596
5,810,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.80	7/1/38	5,921,668
5,270,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.90	7/1/43	5,315,217
485,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4.00	7/1/40	501,509
515,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	551,786
4,520,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	3.70	1/1/31	4,693,206
1,935,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	4.00	1/1/47	2,067,064
450,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	3.10	7/1/26	461,394
1,660,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	4.00	1/1/41	1,766,223
55,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	57,212
1,155,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,196,083
40,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	40,096
15,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	15,002
620,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.15	7/1/28	621,755
640,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.25	7/1/33	641,850
135,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.50	7/1/28	136,798
165,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.65	7/1/33	169,848

				81,558,855

Transportation - 0.9%
2,200,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/30	2,654,388
1,100,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/33	1,262,679
600,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/34	686,412

				4,603,479

Utility - 4.5%
2,000,000	Guam Govt. Waterworks Auth. Rev. [11]	5.00	1/1/46	2,175,180
500,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/31	532,690
1,250,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/32	1,325,863
1,155,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/33	1,215,869
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/29	586,680
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,109,340
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	583,060
320,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	373,158
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	707,224
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,101,080
520,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/30	607,313
695,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/31	778,497
500,000	Rochester Electric Utility Rev.	5.00	12/1/42	583,300

See accompanying notes to schedule of investments.
JUNE 30, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount($) /Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,000,000	Southern Minnesota Municipal Power Agency	5.00	1/1/41	1,135,460
1,250,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.45	8/1/28	1,288,500
590,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	590,077
1,000,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/31	1,142,090
600,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/35	693,366
1,750,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/36	1,969,678
4,725,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/46	5,276,549

				23,774,974

Total Municipal Bonds (cost: $498,991,869)				505,389,894

Investment Companies - 1.3%
334,436	Delaware Investments Minnesota Municipal Income Fund II (VMM)			4,916,209
144,128	Nuveen Minnesota Municipal Income Fund (NMS)			2,306,055

Total Investment Companies (cost: $7,044,064)				7,222,264

Total Investments in Securities - 96.2% (cost: $506,035,933)				512,612,158

Other Assets and Liabilities, net - 3.8%				20,136,158

Total Net Assets - 100.0%				$532,748,316

[1]	Variable rate security. Rate disclosed is as of June 30, 2017.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2017 was $1,778,370 and represented 0.3% of net assets.

[4]	144A Restricted Security. The total value of such securities as of June 30, 2017 was $5,845,035 and represented 1.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2017 was $1,778,370 and represented 0.3% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2017, 4.3% of net assets in the Fund was invested in such securities.

[9]	Municipal Lease Security. The total value of such securities as of June 30, 2017 was $34,345,451 and represented 6.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2017 was $17,513,314 and represented 3.3% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
26

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Sit Minnesota Tax-Free Income Fund (Continued)

Short futures contracts outstanding as of June 30, 2017 were as follows:

Contracts	Type	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Short Futures:
627	U.S. Treasury 10 Year Futures [10]	September 2017	$78,708,094	$(37,827)
162	U.S. Treasury Long Bond Futures [10]	September 2017	24,897,375	(287,650)
91	U.S. Treasury 2 Year Futures [10]	September 2017	19,665,954	13,796
82	U.S. Treasury 5 Year Futures [10]	September 2017	9,662,547	3,461
3	CME Ultra Long Term U.S. Treasury Long Bond Futures [10]	September 2017	497,625	(10,210)

				$(318,430)

(10) The amount of $4,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2017.

A summary of the levels for the Fund’s investments as of June 30, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	505,389,894	—	505,389,894
Investment Companies	7,222,264	—	—	7,222,264
Futures	17,257	—	—	17,257
	7,239,521	505,389,894	—	512,629,415
Liabilities
Futures	(335,687)	—	—	(335,687)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
JUNE 30, 2017	27

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2017

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Quality Income Fund entered into futures contracts and wrote call options on these future contracts traded on a U.S. exchange. Risks of entering into futures contracts and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Upon entering into a futures contract, the Quality Income Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

28

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2017 (Continued)

During the three months ended June 30, 2017, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
Quality Income Fund
Purchased put options	$8,899		$6,589,376
Treasury Futures	—	—	39,440,716
Tax-Free Income Fund
Treasury Futures	—	—	$66,715,798
MinnesotaTax-Free Income Fund
Treasury Futures	—	—	$31,674,520

The number of open option contracts and open futures contracts outstanding as of June 30, 2017 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet -Values of derivatives as of June 30, 2017.

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
Quality Income Fund
Purchased put options	$9,766
Treasury Futures	69,214	—
Tax-Free Income Fund
Treasury Futures	—	$187,710
MinnesotaTax-Free Income Fund
Purchased put options	—	—
Treasury Futures	—	$318,430

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JUNE 30, 2017	29

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2017 (Continued)

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of June 30, 2017 is included with the Funds’ schedule of investments.

At June 30, 2017, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Quality Income	$306,290	($174,754)	$131,536	$75,741,525
Tax-Free Income	8,352,214	(17,657,784)	(9,305,570)	160,890,573
Minnesota Tax-Free Income	12,821,554	(6,245,329)	6,576,225	506,035,933

30

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	August 16, 2017

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	August 16, 2017